                             MFS(R) HIGH INCOME FUND

           Supplement dated June 1, 1999 (as revised October 1, 1999)
                           to the Current Prospectus

     This Supplement describes the fund's class I shares, and it supplements certain information in the fund's Prospectus dated June 1, 1999. The caption headings used in this Supplement correspond with the caption headings used in the Prospectus.

     You may purchase class I shares only if you are an eligible institutional investor, as described under the caption "Description of Share Classes" below.

1.   RISK RETURN SUMMARY

     Performance Table. The "Performance Table" is intended to indicate some of the risks of investing in the fund by showing changes in the fund's performance over time. The table is intended to indicate some of the risks of investing in the fund by showing changes in the fund's performance over time. The table is supplemented as follows:

     Average Annual Total Returns as of December 31, 1998

                                                                                    1 Year        5 Years        10 Years
                                                                                    ------        -------        --------
         Class I shares.................................................            1.15%           8.01%          9.58%
         Lehman Brothers High Yield Composite Bond Index+*..............           (0.05)%          9.52%          7.63%
         Average High Current Yield Bond Fund+..........................           (0.44)%          7.37%          9.34%

-----------------
+    Source: Lipper Analytical Services, Inc.
* The Lehman Brothers High Yield Composite Bond Index is a broad based marked value-weighted index that tracks the total return performance of non-investment grade, fixed-rate, publicly placed, dollar-denominated and non-convertible debt registered with the U.S. Securities and Exchange Commission (SEC).

     The fund commenced investment operations on February 17, 1978 with the offering of class A shares, and subsequently offered class I shares on January 2, 1997. Class I share performance includes the performance of the fund's class A shares for periods prior to the offering of class I shares. This blended class I share performance has been adjusted to take into account the fact that class I shares have no initial sales charge (load). This blended performance has not been adjusted to take into account differences in class specific operating expenses. Because operating expenses of class I shares are lower than those of class A shares, this blended class I share performance is lower than the performance of class I shares would have been had class I shares been offered for the entire period.

2.   EXPENSE SUMMARY

     Expense Table. The "Expense Table" describes the fees and expenses that you may pay when you buy, redeem and hold shares of the fund. The table is supplemented as follows:

     Annual Fund Operating Expenses (expenses that are deducted from fund assets):

         Management Fees......................................       0.45%
         Distribution and Service (12b-1) Fees................       0.00%
         Other Expenses(1)....................................       0.24%
         Total Annual Fund Operating Expenses.................       0.69%
-----------------
(1) The fund has an expense offset arrangement which reduces the fund's custodian fee based upon the amount of cash maintained by the fund with its custodian and dividend disbursing agent. The fund may enter into other similar arrangements and directed brokerage arrangements, which would also have the effect of reducing the fund's expenses. "Other Expenses" do not take into account these expense reductions, and therefore do not represent the actual expenses of the fund.

     Example of Expenses. The "Example of Expenses" table is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The table is supplemented as follows:

          Share Class    Year 1        Year 3         Year 5      Year 10
          -----------    ------        ------         ------      -------

       Class I shares     $70           $221           $384         $859

3.   DESCRIPTIONS OF SHARE CLASSE

     The "Description of Share Classes" is supplemented as follows:

     If you are an eligible institutional investor (as described below), you may purchase class I shares at net asset value without an initial sales charge or CDSC upon redemption. Class I shares do not have annual distribution and service fees, and do not convert to any other class of shares of the fund.

     The following eligible institutional investors may purchase class I shares:

     o certain retirement plans established for the benefit of employees of MFS and employees of MFS' affiliates;

     o any fund distributed by MFS, if the fund seeks to achieve its investment objective by investing primarily in shares of the fund and other MFS funds;

     o    any retirement plan, endowment or foundation which:

               purchases shares directly through MFD (rather than through a third party broker or dealer or other financial adviser),

               has, at the time of purchase of class I shares, aggregate assets of at least $100 million, and invests at least $10 million in class I shares of the fund either alone or in combination with investments in class I shares of other MFS Funds (additional investments may be made in any amount).

MFD may accept purchases from smaller plans, endowments or foundations or in smaller amounts if it believes, in its sole discretion, that such entity's aggregate assets will equal or exceed $100 million, or that such entity will make additional investments which will cause its total investment to equal or exceed $10 million, within a reasonable period of time;

     o bank trust departments or law firms acting as trustee or manager for trust accounts which, on behalf of their clients (i) initially invest at least $100,000 in class I shares of the fund or (ii) have, at the time of purchase of class I shares, aggregate assets of at least $10 million invested in class I shares of the fund either alone or in combination with investments in class I shares of other MFS Funds. MFD may accept purchases that do not meet these dollar qualification requirements if it believes, in its sole discretion, that these requirements will be met within a reasonable period of time. Additional investments may be made in any amount; and

     o    certain  retirement  plans  offered,   administered  or  sponsored  by
          insurance companies, provided that these plans and insurance companies meet certain criteria established by MFD from time to time.

In no event will the fund, MFS, MFD or any of their affiliates pay any sales commissions or compensation to any third party in connection with the sale of class I shares. The payment of any such sales commission or compensation would, under the fund's policies, disqualify the purchaser as an eligible investor in class I shares.

4.   HOW TO PURCHASE, EXCHANGE AND REDEEM SHARES

     The discussion of "How to Purchase, Exchange and Redeem Shares" is supplemented as follows:

     You may purchase, redeem and exchange class I shares only through your MFD representative or by contacting MFSC (see the back cover of the Prospectus for address and phone number). You may exchange your class I shares for class I shares of another MFS Fund (if you are eligible to purchase them) and for shares of the MFS Money Market Fund at net asset value.

5.   FINANCIAL HIGHLIGHTS

     The "Financial Highlights" table is intended to help you understand the fund's financial performance. It is supplemented as follows:

     Financial Statements - class I shares

                                                                        Year Ended      Year Ended       Period Ended
                                                                          1/31/99         1/31/98         1/31/97*
                                                                        ----------      ----------       ------------
Per share data (for a share outstanding throughout each period):
Net asset value - beginning of period                                   $   5.61         $   5.35         $  5.34
Income from investment operations# -
     Net investment income                                              $   0.49         $   0.49         $  0.04
     Net realized and unrealized gain on investments
        and foreign currency transactions                                  (0.40)            0.25            0.01
             Total from investment operations                           $   0.09         $   0.74         $  0.05
Less distributions declared to shareholders from
     Net investment income                                              $  (0.48)        $  (0.48)        $ (0.04)
     In excess of net investments and foreign
        currency transactions                                              (0.01)
             Total distributions declared to shareholders               $  (0.49)
        Net asset value - end of period                                 $   5.21         $   5.61         $  5.35
Total return 1.55%                                                         14.77%            0.91%++
Ratios (to average net assets)/Supplemental data -
Expenses##   0.69%                                                          0.71%            0.59%+
Net investment income                                                       8.99%            8.86%           8.70%+
Portfolio turnover                                                          135%             137%             87%
Net assets at end of period (000,000 omitted)                                $9               $4              $3

-----------------
* For the period from the inception of class I, January 2, 1997, through January 31, 1997.
+    Annualized.
++   Not annualized.
#    Per share data are based on average shares outstanding.
## The fund has an expense offset arrangement which reduces the fund's custodian fee based upon the amount of cash maintained by the fund with its custodian and dividend disbursing agent. The Fund's expenses are calculated without reduction for this expense offset arrangement.









    The date of this Supplement is June 1, 1999 (as revised October 1, 1999).

                      MFS(R) HIGH YIELD OPPORTUNITIES FUND

           Supplement dated June 1, 1999 (as revised October 1, 1999)
                           to the Current Prospectus


     This Supplement describes the fund's class I shares, and it supplements certain information in the fund's Prospectus dated June 1, 1999. The caption headings used in this Supplement correspond with the caption headings used in the Prospectus.

     You may purchase class I shares only if you are an eligible institutional investors, as described under the caption "Description of Share Classes" below.

1.   EXPENSE SUMMARY

     Expense Table. The "Expense Table" describes the fees and expenses that you may pay when you buy, redeem and hold shares of the fund. The table is supplemented as follows:

     Annual Fund Operating Expenses (expenses that are deducted from fund assets):

         Management Fees............................................      0.65%
         Distribution and Service (12b-1) Fees......................      0.00%
         Other Expenses(1)..........................................      3.90%
         Total Annual Fund Operating Expenses.......................      4.55%
           Fee Waiver and/or Expense Reimbursement(2)...............      3.90%
           Net Expenses.............................................      0.65%
-----------------
(1) The fund has an expense offset arrangement which reduces the fund's custodian fee based upon the amount of cash maintained by the fund with its custodian and dividend disbursing agent. The fund may enter into other similar arrangements and directed brokerage arrangements, which would also have the effect of reducing the fund's expenses. "Other Expenses" do not take into account these expense reductions, and therefore do not represent the actual expenses of the fund.

(2) MFS has agreed to bear all of the fund's expenses, excluding management fees, distribution and service fees, taxes, extraordinary expenses, brokerage and transaction costs and class specific expenses. This contractual fee arrangement will remain in effect until at least June 1, 2000 absent an earlier modification approved by the board of trustees which oversees the fund.

     Example of Expenses. The "Example of Expenses" table is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The table is supplemented as follows:

            Share Class          Year 1      Year 3
            -----------          ------      ------

          Class I shares          $66         $208

2.   DESCRIPTIONS OF SHARE CLASSES

     The "Description of Share Classes" is supplemented as follows:

     If you are an eligible institutional investor (as described below), you may purchase class I shares at net asset value without an initial sales charge or CDSC upon redemption. Class I shares do not have annual distribution and service fees, and do not convert to any other class of shares of the fund.

     The following eligible institutional investors may purchase class I shares:

     o certain retirement plans established for the benefit of employees of MFS and employees of MFS' affiliates;

     o any fund distributed by MFS, if the fund seeks to achieve its investment objective by investing primarily in shares of the fund and other MFS funds;

     o    any retirement plan, endowment or foundation which:

               purchases shares directly through MFD (rather than through a third party broker or dealer or other financial adviser);

               has, at the time of purchase of class I shares, aggregate assets of at least $100 million; and

               invests at least $10 million in class I shares of the fund either alone or in combination with investments in class I shares of other MFS Funds (additional investments may be made in any amount).

          MFD may accept purchases from smaller plans, endowments or foundations or in smaller amounts if it believes, in its sole discretion, that such entity's aggregate assets will equal or exceed $100 million, or that such entity will make additional investments which will cause its total investment to equal or exceed $10 million, within a reasonable period of time;

     o bank trust departments or law firms acting as trustee or manager for trust accounts which, on behalf of their clients (i) initially invest at least $100,000 in class I shares of the fund or (ii) have, at the time of purchase of class I shares, aggregate assets of at least $10 million invested in class I shares of the fund either alone or in combination with investments in class I shares of other MFS Funds. MFD may accept purchases that do not meet these dollar qualification requirements if it believes, in its sole discretion, that these requirements will be met within a reasonable period of time. Additional investments may be made in any amount; and

     o    certain  retirement  plans  offered,   administered  or  sponsored  by
          insurance companies, provided that these plans and insurance companies meet certain criteria established by MFD from time to time.

     In no event will the fund, MFS, MFD or any of their affiliates pay any sales commissions or compensation to any third party in connection with the sale of class I shares. The payment of any such sales commission or compensation would, under the fund's policies, disqualify the purchaser as an eligible investor in class I shares.

3.   HOW TO PURCHASE, EXCHANGE AND REDEEM SHARES

     The discussion of "How to Purchase, Exchange and Redeem Shares" is supplemented as follows:

     You may purchase, redeem and exchange class I shares only through your MFD representative or by contacting MFSC (see the back cover of the Prospectus for address and phone number). You may exchange your class I shares for class I shares of another MFS Fund (if you are eligible to purchase them) and for shares of the MFS Money Market Fund at net asset value.

4.   FINANCIAL HIGHLIGHTS

     The "Financial Highlights" table is intended to help you understand the fund's financial performance. It is supplemented as follows:

     Financial Highlights - Class I shares

                                                                                               Period Ended
                                                                                            January 31, 1999
Per share data (for a share outstanding throughout the period):
Net asset value - beginning of period                                                                $ 10.00
Income from investment operations# -
     Net investment income                                                                           $  0.64
     Net realized and unrealized gain on investments and foreign currency transactions                 (1.55)
                                                                                                     --------
         Total from investment operations                                                            $ (0.91)
                                                                                                     --------
Less distributions declared to shareholders from net investment income                               $ (0.52)
In excess of net investment income                                                                   $ (0.01)
                                                                                                     --------
     Total distributions declared to shareholders                                                    $ (0.53)
Net asset value - end of period                                                                      $  8.56
                                                                                                     -------
Total return                                                                                           (8.96)%++
Ratios (to average net assets)/Supplemental data -
Expenses##                                                                                              0.65%+
Net investment income                                                                                  11.10%+
Portfolio turnover                                                                                      127%
Net assets at end of period (000 omitted)                                                                $0

-----------------
* For the period from the inception of class I, July 1, 1998, through January 31, 1999.
+    Annualized.
++   Not annualized.
#    Per share data are based on average shares outstanding.
## The Fund has an expense offset arrangement which reduces the fund's custodian fee based upon the amount of cash maintained by the Fund with its custodian and dividend disbursing agent. The Fund's expenses are calculated without reduction for this expense offset arrangement.
ss. MFS has agreed to bear all of the fund's expenses, excluding management fees, distribution and service fees, taxes, extraordinary expenses, brokerage and transaction costs and class specific expenses. This contractual fee arrangement will remain in effect until at least June 1, 2000, absent an earlier modification approved by the board of trustees which oversees the fund. If the expenses had been incurred by the Fund, the net investment income per share and the ratios would have been:

     Net investment income                                                                     $ 0.41
     Ratios (to average net assets):
         Expenses##                                                                              4.55%+
         Net investment income                                                                   7.20%+

    The date of this Supplement is June 1, 1999 (as revised October 1, 1999).